SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

The date of this supplement is January 27, 2026.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® BLENDED RESEARCH® SMALL CAP EQUITY PORTFOLIO

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® CORE EQUITY PORTFOLIO

MFS® CORPORATE BOND PORTFOLIO

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® GLOBAL EQUITY SERIES

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® GLOBAL GROWTH PORTFOLIO

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® GROWTH SERIES

MFS® HIGH YIELD PORTFOLIO

MFS® INCOME PORTFOLIO

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® INTERNATIONAL INTRINSIC VALUE PORTFOLIO

MFS® INVESTORS TRUST SERIES

MFS® LIMITED MATURITY PORTFOLIO

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® MID CAP GROWTH SERIES

MFS® MID CAP VALUE PORTFOLIO

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® NEW DISCOVERY SERIES

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® RESEARCH SERIES

MFS® TECHNOLOGY PORTFOLIO

MFS® TOTAL RETURN BOND SERIES

MFS® TOTAL RETURN SERIES

MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO

MFS® UTILITIES SERIES

MFS® VALUE SERIES

Effective April 30, 2026, the name of MFS International Intrinsic Value Portfolio will change to MFS International Intrinsic Equity Portfolio; therefore, all references to MFS International Intrinsic Value Portfolio are hereby replaced with references to MFS International Intrinsic Equity Portfolio as of that date.

VIT-SAI-COMBINED-SUP-I-012726